Summary Of Significant Accounting Policies - Schedule Of Property And Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	7 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	3 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	39 years 6 months
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	5 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	11 years